LEASES (Details 2) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Leases
Depreciation expense of right-of-use assets			¥ 346	¥ 1,050
Interest on lease liabilities			6	99
Expense relating to short-term leases	99	690	371	323
Total amounts recognized in profit or loss	$ 99	¥ 690	¥ 723	¥ 1,472